Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
12.	Debt
Related Party Loans
In August 2021, the Company received proceeds from a loan in the amount of approximately
$1.5 million from its founder and director. The loan, which was scheduled to mature on July 31, 2022, bears interest at a rate of 1.0% per annum. The loan is evidenced by a promissory note dated August 6, 2021, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties.
In January 2022, the Company entered into an employment agreement with its founder and director. As part of the agreement, the Company agreed to repay $0.5 million of the $1.5 million outstanding under the related party loan upon closing of the Ignyte transaction. The remaining $1.0 million plus accrued interest will be repaid pursuant to the discretion of the Company’s Board of Directors. The Company repaid $150,000 of the loan in December 2022. At March 31, 2023 and December 31, 2022, there was $1.35 million outstanding under this loan.
In April 2022, the Company entered into an agreement with its founder and director, in consideration of the repayment to be made by the Company’s founder and director to settle a contractual obligation for the upfront payment received by the Company associated with the License Agreement with Venn. Per the agreement, the Company agreed to repay its founder and director $400,000, with interest to accrue on the unpaid principal balance at the rate of 1% per annum. The timing of the repayment will be determined and pursuant to the discretion of the Company’s Board of Directors.
In May 2022, the Company’s founder and director repaid to Venn the $400,000 upfront payment and the License Agreement was terminated. At March 31, 2023 and December 31, 2022, the Company recorded a liability to related party loans of $400,000 related to this payment.
In May 2022, the Company received proceeds from a loan in the amount of approximately $23,000 from an employee of the Company to settle certain payables of the Company. The loan accrues interest at 4% per annum and was repaid in December 2022.
In September 2022, the Company received proceeds from a loan in the amount of $500,000 from one of its director nominees. The loan matures on the second anniversary and bear interest at a rate of 5.0% per annum. The loan was evidenced by a promissory note, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity without the consent of the lender.
In November 2022, the related party loan entered into in September 2022 was amended resulting in the outstanding principal and accrued interest under the related party loan converting at a price of $10.00 per share into 50,273 shares of common stock along with a warrant to purchase 46,754 shares of common stock with an exercise price of $0.01 per share.

In November 2022, upon consummation of the Business Combination, the Company assumed a promissory note of $
211,643
with Ignyte Sponsor LLC. The principal balance of the promissory note was payable in cash upon consummation of the Business Combination. No interest shall accrue on the unpaid principal balance of the promissory note. At March 31, 2023 and December 31, 2022, the Company recorded a liability for the promissory note of $
211,643
. In May 2023, all amounts owed under this promissory note were cancelled and forgiven.
In March 2023, the Company received proceeds from a loan in the amount of $250,000 from its founder and director. The loan matures on December 31, 2023 and bear interest at a rate of 5.0% per annum. The loan was evidenced by a promissory note, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity without the consent of the lender.
Long-term Convertible Notes Payable
From July through September 2022, the Company received proceeds from loans in the amount of $1.25 million from several lenders. The loans mature on the second anniversary and bear interest at a rate of 5.0% per annum. The loans were evidenced by promissory notes, which contain customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loans may not be prepaid by the Company at any time prior to maturity without the consent of the lender. The Company will provide for the conversion of the principal and interest of the loans into shares of common stock at fair market value and 25% warrant coverage on common stock prior to the consummation of the Business Combination. Warrant coverage is conditioned on closing of the Business Combination and will be exercisable after the closing of the Business Combination with an exercise price of $0.01. Upon issuance, the Company elected the fair value option to account for the promissory notes, including the component related to accrued interest.
In November 2022, the Company amended the terms to provide warrant coverage on the conversion of the loans from 25% to 93% warrant coverage on common stock. The outstanding principal and accrued interest under the promissory notes converted at a price of $10.00 per share into 126,306 shares of common stock along with warrants to purchase 117,466 shares of common stock with an exercise price of $0.01 per share.
On November 1, 2022, the Company issued a $1,512,500 convertible note. The convertible note accrues interest at a rate of 8% per annum and is payable on October 31, 2023, provided however that the Company agrees to make mandatory prepayments on this note (which shall first be applied to accrued interest and then to principal) from time to time in amounts equal to 15% of the gross proceeds received by the Company from any equity lines, forward purchase agreements or other equity financings consummated by Company prior to the maturity date.
On the maturity date, the note holder may, in its sole and absolute discretion, convert all or part of the principal and/or accrued interest of this convertible note into shares of common stock of the Company at a per share conversion price equal to 90% of the volume weighted average price of a share of common stock of the Company for the five trading days immediately prior to the maturity date. The Company determined that the conversion upon maturity represents an embedded derivative that requires bifurcation and separate accounting. The Company determined the embedded derivative liability fair value to be $165,000 and recorded the remaining proceeds to convertible note payable. The fair value of the derivative liability at March 31, 2023 and December 31, 2022 was $165,000. The allocation of funds to the derivative liability resulted in a discount to the convertible notes of $165,000 which is being amortized to interest expense over the term of the convertible notes. The Company recorded interest expense for the three months ended March 31, 2023 related to the amortization of the discount to the convertible notes of $40,797.
Insurance Financing Payable
The Company obtained financing for certain Director & Officer liability insurance policy premiums. The agreement assigns First Insurance Funding (Lender) a first
priority lien on and security interest in the financed

policies and any additional premium required in the financed policies including (a) all returned or unearned premiums, (b) all additional cash contributions or collateral amounts assessed by the insurance companies in relation to the financed policies and financed by Lender, (c) any credits generated by the financed policies, (d) dividend payments, and (e) loss payments which reduce unearned premiums. If any circumstances exist in which premiums related to any Financed Policy could become fully earned in the event of loss, Lender shall be named a loss-payee with respect to such policy.
The total premiums, taxes and fees financed is approximately $1,006,342 with an annual interest rate of 7.20%. In consideration of the premium payment by Lender to the insurance companies or the Agent or Broker, the Company unconditionally promises to pay Lender the amount Financed plus interest and other charges permitted under the Agreement. At March 31, 2023 and December 31, 2022, the Company recognized $575,985 and $921,576, respectively, as an insurance financing note payable in its consolidated balance sheets. The Company will pay the insurance financing through monthly installment payments through August 1
,
2023.

13.	Debt
PPP loans pursuant to the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”)
In April 2020, the Company received proceeds from a loan in the amount of $367,770 from Silicon Valley Bank (“SVB”), as lender, pursuant to the PPP of the CARES Act. The loan originally matured on April 20, 2022 and bore interest at a rate of 1.0% per annum. The loan was evidenced by a promissory note dated April 20, 2020, which contained customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may have been prepaid by the Company at any time prior to maturity, with no prepayment penalties.
In April 2021, the Company received proceeds from another loan in the amount of $492,375 from SVB, as lender, pursuant to the PPP of the CARES Act. The loan originally matured on April 15, 2026 and bore interest at a rate of 1.0% per annum. The loan was evidenced by a promissory note dated April 15, 2021, which contained customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may have been prepaid by the Company at any time prior to maturity, with no prepayment penalties.
The application for these funds required the Company to certify in good faith that the then-current economic uncertainty made the loan requests necessary to support the ongoing operations of the Company.
This certification further required the Company to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that was not significantly detrimental to the business. The Company made this good faith assertion based upon various factors, including the degree of uncertainty introduced to the capital markets as a result of the
COVID-19
pandemic and the Company’s dependency on its ability to raise capital to fund ongoing operations.

All or a portion of the loans may have been forgiven by the U.S. Small Business Administration (“SBA”) upon application by the Company upon documentation of expenditures in accordance with the SBA requirements. Under the CARES Act, loan forgiveness was available for the sum of eligible and documented payroll costs, covered rent payments, covered mortgage interest and covered utilities during the eight-week period beginning on the date of loan approval. If, despite the Company’s good-faith belief that given the circumstances the Company satisfied all eligibility requirements for the loans, the Company was later determined to have violated any applicable laws or regulations or it is otherwise determined that the Company was ineligible to receive the loans, the Company may have been required to repay the loans in their entirety and/or be subject to additional penalties. In the event the loans, or any portion thereof, were forgiven pursuant to the PPP, the amounts forgiven would be applied to outstanding principal.
The Company used all proceeds from the loans to retain employees, maintain payroll and make lease, rent and utility payments. Under the terms of the loans, the Company may have been eligible for full or partial loan forgiveness. The Company applied for forgiveness on the loan dated April 20, 2020 and the loan plus accrued interest was forgiven in full on April 30, 2021. The Company applied for forgiveness on the loan dated April 15, 2021 and the loan plus accrued interest was forgiven in full on October 5, 2021. The Company recorded a gain on extinguishment of debt in the amount of $866,332 for the forgiveness of the loans plus accrued interest.
The Company has accounted for the loans as a debt instrument in accordance with ASC 470, Debt. At December 31, 2022 and 2021, there was no amount outstanding under these loans.
Related Party Loan
In May 2021, the Company received proceeds from a loan in the amount of approximately $750,000 from its chairman and founding chief executive officer. The loan, which was scheduled to mature on May 31, 2022, bears interest at a rate of 1.0% per annum. The loan is evidenced by a promissory note dated May 28, 2021, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties.
In August 2021, the Company received proceeds from a loan in the amount of approximately $750,000 from its chairman and founding chief executive officer. The loan, which was scheduled to mature on July 31, 2022, bears interest at a rate of 1.0% per annum. The loan is evidenced by a promissory note dated August 6, 2021, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties.
In January 2022, the Company entered into an employment agreement with its chairman and founding chief executive officer. As part of the agreement, the Company agreed to repay $0.5 million of the $1.5 million outstanding under the related party loan upon closing of the Ignyte transaction. The remaining $1.0 million plus accrued interest will be repaid pursuant to the discretion of the Company’s Board of Directors. The Company repaid $150,000 of the loan in December 2022. At December 31, 2022, there was $1.35 million outstanding under this loan.
In April 2022, the Company entered into an agreement with its founder and director, in consideration of the repayment to be made by the Company’s founder and director to settle a contractual obligation for the upfront payment received by the Company associated with the License Agreement with Venn. Per the agreement, the Company agreed to repay its founder and director $400,000, with interest to accrue on the unpaid principal balance at the rate of 1% per annum. The timing of the repayment will be determined and pursuant to the discretion of the Company’s Board of Directors.
In May 2022, the Company’s founder and director repaid to Venn the $400,000 upfront payment and the License Agreement was terminated. At December 31, 2022, the Company recorded a liability to related party loans of $400,000 related to this payment.

In May 2022, the Company received proceeds from a loan in the amount of approximately $23,000 from an employee of the Company to settle certain payables of the Company. The loan accrued interest at 4% per annum and was repaid in December 2022.
In September 2022, the Company received proceeds from a loan in the amount of $500,000 from one of its director nominees. The loan matured on the second anniversary and bear interest at a rate of 5.0% per annum. The loan was evidenced by a promissory note, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity without the consent of the lender.
In November 2022, the related party loan entered into in September 2022 was amended resulting in the outstanding principal and accrued interest under the related party loan converting at a price of $10.00 per share into 50,273 shares of common stock along with a warrant to purchase 46,754 shares of common stock with an exercise price of $0.01 per share.
In November 2022, upon consummation of the Business Combination, the Company assumed a promissory note of $211,643 with Ignyte Sponsor LLC. The principal balance of the note was payable in cash upon consummation of the Business Combination. No interest shall accrue on the unpaid principal balance of the Note. In May 2023, this promissory note was forgiven.
Long-term Convertible Notes Payable
From July through September 2022, the Company received proceeds from loans in the amount of $1.25 million from several lenders. The loans mature on the second anniversary and bear interest at a rate of 5.0% per annum. The loans were evidenced by promissory notes, which contain customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loans may not be prepaid by the Company at any time prior to maturity without the consent of the lender. The Company will provide for the conversion of the principal and interest of the loans into shares of common stock at fair market value and 25% warrant coverage on common stock prior to the consummation of the Business Combination. Warrant coverage is conditioned on closing of the Business Combination and will be exercisable after the closing of the Business Combination with an exercise price of $0.01.
Upon issuance, the Company elected the fair value option to account for the promissory notes, including the component related to accrued interest. At December 31, 2022, the fair value of the promissory notes was $0. We recognized a $1.2 million loss in the consolidated statements of operations and comprehensive loss as fair value adjustments on convertible notes with respect to changes to the fair value of the promissory notes for the year ended December 31, 2022.
In November 2022, the Company amended the terms to provide warrant coverage on the conversion of the loans from 25% to 93% warrant coverage on common stock. The outstanding principal and accrued interest under the promissory notes converted at a price of $10.00 per share into 126,306 shares of common stock along with warrants to purchase 117,466 shares of common stock with an exercise price of $0.01 per share.
On November 1, 2022, the Company issued a $1,512,500 convertible note. The convertible note accrues interest at a rate of 8% per annum and is payable on October 31, 2023, provided however that the Company agrees to make mandatory prepayments on this note (which shall first be applied to accrued interest and then to principal) from time to time in amounts equal to 15% of the gross proceeds received by the Company from any equity lines, forward purchase agreements or other equity financings consummated by Company prior to the maturity date.
On the maturity date, the note holder may, in its sole and absolute discretion, convert all or part of the principal and/or accrued interest of this convertible note into shares of common stock of the Company at a per share conversion price equal to 90% of the volume weighted average price of a share of common stock of the

Company for the five trading days immediately prior to the maturity date. The Company determined that the conversion upon maturity represents an embedded derivative that requires bifurcation and separate accounting with the change in its fair value recorded as other expense during each reporting period. The Company determined the embedded derivative liability fair value to be $165,000 and recorded the remaining proceeds to convertible note payable. The derivative liability was valued based on the inputs in Note 6. The fair value of the derivative liability at December 31, 2022 was $165,000. The allocation of funds to the derivative liability resulted in a discount to the convertible notes of $165,000 which is being amortized to interest expense over the term of the convertible notes. The Company recorded interest expense in 2022 related to the amortization of the discount to the convertible notes of $27,198.
Insurance Financing Payable
The Company obtained financing for certain Director & Officer liability insurance policy premiums. The agreement assigns First Insurance Funding (Lender) a first
priority lien on and security interest in the financed policies and any additional premium required in the financed policies including (a) all returned or unearned premiums, (b) all additional cash contributions or collateral amounts assessed by the insurance companies in relation to the financed policies and financed by Lender, (c) any credits generated by the financed policies, (d) dividend payments, and (e) loss payments which reduce unearned premiums. If any circumstances exist in which premiums related to any Financed Policy could become fully earned in the event of loss, Lender shall be named a loss-payee with respect to such policy.
The total premiums, taxes and fees financed is approximately $1,006,342 with an annual interest rate of 7.20%. In consideration of the premium payment by Lender to the insurance companies or the Agent or Broker, the Company unconditionally promises to pay Lender the amount Financed plus interest and other charges permitted under the Agreement. At December 31, 2022 and 2021 the Company recognized approximately $921,576 and $0, respectively, as an insurance financing note payable in its consolidated balance sheets. The Company will pay the insurance financing through monthly installment payments through August 1
,
2023.